DRYDEN MUNICIPAL BOND FUND

Gateway Center Three, 4th Floor

Newark, NJ 07102

July 5, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Dryden Municipal Bond Fund (the “Fund”)
(File No. 33-10649)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 28 and (ii) that the text of Post-Effective Amendment No. 28 was filed electronically on June 30, 2006.

DRYDEN MUNICIPAL BOND FUND

By:	/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary